Borrowing Arrangements - Loan and Security Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Aug. 25, 2022	Jun. 20, 2022	May 01, 2022	Jan. 20, 2022	Oct. 13, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 11, 2022
Borrowing Arrangements
Loss on debt extinguishment						$ (51,903)	$ (319)
Noncash reduction in debt						69,500	6,000
Interest expense						$ 8,095	$ 3,686
Scenario commitment fee payable on or before first anniversary of such borrowing
Borrowing Arrangements
Debt instrument increase decrease in lenders minimum return						1.20
Scenario commitment fee payable after first anniversary of such borrowing but on or before second anniversary of such borrowing
Borrowing Arrangements
Debt instrument increase decrease in lenders minimum return						1.30
Scenario commitment fee payable on third anniversary of such borrowing
Borrowing Arrangements
Debt instrument increase decrease in lenders minimum return						1.40
Loan and Security Agreement
Borrowing Arrangements
Maximum borrowing capacity					$ 150,000
Extinguishment of debt amount					6,000
Loss on debt extinguishment					300
Noncash increase in debt					14,000
Debt to same lender group treated as modification					14,000
Interest rate per annum						10.00%
Warrant exercise price		$ 2.82		$ 2.82
Interest expense			$ 900
Loan and Security Agreement | August 2022 Bridge Note Agreement
Borrowing Arrangements
Extinguishment of debt amount						$ 30,407
Loss on debt extinguishment	$ 10,100					$ (10,130)
Amount of debt exchanged	3,600
Principal amount	$ 3,600
Loan and Security Agreement | Scenario Before The Occurrence Of The Public Trading Trigger
Borrowing Arrangements
Interest rate per annum						10.50%
Rate in addition to prime						7.25%
Loan and Security Agreement | Scenario After The Occurrence Of The Public Trading Trigger
Borrowing Arrangements
Interest rate per annum						9.50%
Rate in addition to prime						6.25%
Loan and Security Agreement, Tranche 1
Borrowing Arrangements
Maximum borrowing capacity					20,000			$ 10,000
Interest rate per annum						2.00%
Convertible debt						$ 30,000		20,000
Loan and Security Agreement, Tranche 2
Borrowing Arrangements
Maximum borrowing capacity					20,000
Convertible debt						$ 10,000		20,000
Loan and Security Agreement, Tranche 3
Borrowing Arrangements
Maximum borrowing capacity					40,000
Loan and Security Agreement, Tranche 4
Borrowing Arrangements
Maximum borrowing capacity					$ 70,000
Amendment Expanded Tranche1
Borrowing Arrangements
Convertible debt								$ 10,000